Investments Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Available-for-sale Securities, Current	$ 159,539,000	$ 105,724,000
Trading Securities, Current	113,505,000	29,161,000
Payments to Acquire Available-for-sale Securities	73,192,000	99,284,000	1,388,000
Available For Sale Securities Unrealized Gain Position Fair Value	48,400,000
Available-for-sale Securities, Fair Value Disclosure	111,100,000
Fixed-Income Mutual Funds [Member]
Schedule of Investments [Line Items]
Payments to Acquire Available-for-sale Securities	60,000,000
Available-for-sale Securities, Gross Unrealized Gains	461,000	662,000
Available-for-sale Securities, Gross Unrealized Losses	950,000	136,000
Total Fluctuating-Value Mutual Funds [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Unrealized Gains	2,498,000	5,862,000
Available-for-sale Securities, Gross Unrealized Losses	1,875,000	160,000
Consolidated feeder fund investment in offshore master investment fund [Member]
Schedule of Investments [Line Items]
Trading Securities, Current	17,900,000
Stocks of large-cap U.S. and international companies [Member]
Schedule of Investments [Line Items]
Trading Securities, Current	10,900,000
Money Market Funds [Member]
Schedule of Investments [Line Items]
Trading Securities, Debt, Current	$ 77,100,000